Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Assets
Cash and Due from Banks	$ 143,309,428	$ 87,044,881	$ 121,183,979
Debt Securities at fair value through profit or loss	75,935,163	42,747,797	28,817,744
Derivative Financial Instruments	1,785,640	775,674	229,436
Repo Transactions	2,068,076	14,286,336
Other Financial Assets	9,047,932	10,339,256	6,719,581
Loans and Other Financing	282,710,068	284,354,759	245,703,421
Other Debt Securities	14,424,134	4,182,537	3,183,852
Financial Assets Pledged as Collateral	10,817,492	9,346,788	10,095,593
Current Income Tax Assets	94,918	134,740	234,931
Investments in Equity Instruments	161,054	111,923	187,135
Equity Investments in Associates and Joint Ventures			286,802
Property, Plant and Equipment	19,362,585	18,209,015	16,348,360
Intangible Assets	4,587,147	1,724,914	1,660,793
Deferred Income Tax Assets	972,975	762,570	1,035,260
Assets for Insurance Contracts	982,502	1,021,703	988,723
Other Non-financialAssets	2,824,769	3,738,130	3,019,668
Non-current Assets Held for Sale	608,015	10,860,091	10,919,116
TOTAL ASSETS	569,691,898	489,641,114	450,614,394
Liabilities
Deposits	360,097,275	296,367,356	277,077,562
Liabilities at fair value through Profit or Loss	2,144,664		0
Derivative Financial Instruments	1,835,789	846,331	290,384
Repo Transactions	1,948,559	1,670,059	3,030,473
Other Financial Liabilities	63,235,042	55,350,799	57,094,776
Loans from the Argentine Central Bank and Other Financial Institutions	19,446,028	11,618,302	12,717,145
Debt Securities	29,983,653	20,279,165	21,848,460
Current Income Tax Liabilities	3,457,609	3,578,529	3,159,343
Subordinated Debt Securities	9,767,874	7,128,356	7,490,444
Provisions	1,449,323	897,260	709,213	$ 709,213
Deferred Income Tax Liabilities	1,903,646	2,088,540	1,843,597
Liabilities for Insurance Contracts	1,103,220	1,195,647	1,154,162
Other Non-financialLiabilities	11,471,530	21,142,454	18,525,957
TOTAL LIABILITIES	507,844,212	422,162,798	404,941,516
Operating segments [member] | Banks [member]
Assets
Cash and Due from Banks	142,049,436	86,314,938	120,510,951
Debt Securities at fair value through profit or loss	75,911,796	39,232,822	27,893,048
Derivative Financial Instruments	1,785,640	775,674	229,436
Repo Transactions	2,068,076	14,286,336
Other Financial Assets	4,691,607	6,035,372	3,118,715
Loans and Other Financing	243,232,186	237,690,649	195,873,323
Other Debt Securities	13,630,604	3,306,706	1,860,045
Financial Assets Pledged as Collateral	10,812,499	9,339,920	9,870,728
Current Income Tax Assets	2,267,500	1,856,223	3,967
Investments in Equity Instruments	159,602	111,923	125,962
Equity Investments in Associates and Joint Ventures	397,754	10,340,901	9,614,493
Property, Plant and Equipment	9,869,201	16,203,040	14,289,988
Intangible Assets	3,259,794	1,098,519	1,109,456
Other Non-financialAssets	798,367	3,097,128	2,369,045
Non-current Assets Held for Sale	404,106	8,506,288	10,593,323
TOTAL ASSETS	511,338,168	438,196,439	397,462,480
Liabilities
Deposits	361,445,778	296,596,968	277,560,473
Liabilities at fair value through Profit or Loss	2,685,471
Derivative Financial Instruments	1,835,789	863,514	264,172
Repo Transactions	1,948,559	1,670,059	3,030,473
Other Financial Liabilities	40,976,456	31,345,885	31,465,537
Loans from the Argentine Central Bank and Other Financial Institutions	17,490,792	11,410,915	8,647,524
Debt Securities	15,527,765	6,627,223	8,731,727
Current Income Tax Liabilities	5,442,791	3,862,407	1,824,390
Subordinated Debt Securities	9,767,874	7,128,356	7,490,444
Provisions	1,248,998	665,288	467,831
Deferred Income Tax Liabilities	289,493	1,941,104	1,667,167
Other Non-financialLiabilities	8,709,240	15,177,593	15,379,938
TOTAL LIABILITIES	467,369,006	377,289,312	356,529,676
Operating segments [member] | Regional Credit Cards [member]
Assets
Cash and Due from Banks	1,364,452	801,270	855,572
Debt Securities at fair value through profit or loss		370,046	137,324
Other Financial Assets	3,677,018	3,202,795	3,919,010
Loans and Other Financing	44,050,906	47,421,104	48,933,879
Financial Assets Pledged as Collateral	4,993	6,868	224,692
Current Income Tax Assets	11,939	30,227	27,474
Property, Plant and Equipment	1,806,613	1,724,338	1,716,579
Intangible Assets	645,580	532,156	485,282
Deferred Income Tax Assets	868,671	705,405	942,720
Other Non-financialAssets	283,307	286,272	169,999
TOTAL ASSETS	52,713,479	55,080,481	57,412,531
Liabilities
Derivative Financial Instruments			217,832
Other Financial Liabilities	23,419,918	24,409,668	25,149,569
Loans from the Argentine Central Bank and Other Financial Institutions	1,955,180	490,169	3,991,530
Debt Securities	14,979,260	13,999,030	13,536,489
Current Income Tax Liabilities	38,137	1,028,814	750,927
Provisions	64,997	71,258	89,496
Other Non-financialLiabilities	2,122,183	2,230,117	2,299,474
TOTAL LIABILITIES	42,579,675	42,229,056	46,035,317
Operating segments [member] | Insurance [member]
Assets
Cash and Due from Banks	55,184	34,593	117,750
Debt Securities at fair value through profit or loss	83,476	1,060,464	1,912,151
Other Financial Assets	234,656	278,548	231,213
Loans and Other Financing	426,159	20,631	47,379
Other Debt Securities	990,929	688,814	381,793
Current Income Tax Assets	82,004	126,227	182,291
Equity Investments in Associates and Joint Ventures			27,115
Property, Plant and Equipment	294,461	271,373	289,207
Intangible Assets	89,798	94,136	63,345
Deferred Income Tax Assets	99,867	52,556	64,865
Assets for Insurance Contracts	982,502	1,021,703	960,393
Other Non-financialAssets	18,669	5,308	19,509
TOTAL ASSETS	3,357,705	3,654,353	4,297,011
Liabilities
Loans from the Argentine Central Bank and Other Financial Institutions	56		12,948
Debt Securities		5,111
Current Income Tax Liabilities	203,147	237,944	443,077
Provisions	78,328	82,382	54,048
Deferred Income Tax Liabilities	106,709	61,587	51,870
Liabilities for Insurance Contracts	1,146,515	1,195,647	1,229,435
Other Non-financialLiabilities	420,273	402,746	522,863
TOTAL LIABILITIES	1,955,028	1,985,417	2,314,241
Operating segments [member] | Other businesses [member]
Assets
Cash and Due from Banks	93,007	91,521	165,275
Debt Securities at fair value through profit or loss	81,501	2,349,286	275,098
Derivative Financial Instruments		17,183
Other Financial Assets	503,650	1,107,730	613,070
Loans and Other Financing	(1,887,892)	19,375	2,436,269
Other Debt Securities	(65,632)	263,322	942,014
Financial Assets Pledged as Collateral			173
Current Income Tax Assets	(2,266,525)	(1,873,897)	21,199
Investments in Equity Instruments	1,452		61,173
Equity Investments in Associates and Joint Ventures	59,395,513	63,094,393	2,325,267
Property, Plant and Equipment	7,392,310	10,264	52,586
Intangible Assets	591,975	103	2,710
Deferred Income Tax Assets	4,437	4,609	27,675
Assets for Insurance Contracts			28,330
Other Non-financialAssets	1,724,421	355,961	375,930
Non-current Assets Held for Sale	203,909	2,353,803	67,191
TOTAL ASSETS	65,772,126	67,793,653	7,393,960
Liabilities
Derivative Financial Instruments			9,297
Other Financial Liabilities	36,311	291,371	1,354,339
Loans from the Argentine Central Bank and Other Financial Institutions		(282,083)	420,188
Debt Securities		(11,074)	955,820
Current Income Tax Liabilities	(2,226,466)	(1,550,636)	140,949
Provisions	57,000	78,332	97,838
Deferred Income Tax Liabilities	1,507,444	85,849	124,560
Liabilities for Insurance Contracts		34,704
Other Non-financialLiabilities	246,661	2,642,765	547,281
TOTAL LIABILITIES	(379,050)	1,289,228	3,650,272
Adjustments [member]
Assets
Cash and Due from Banks	(252,651)	(197,441)	(465,569)
Debt Securities at fair value through profit or loss	(141,610)	(264,821)	(1,399,877)
Derivative Financial Instruments		(17,183)
Other Financial Assets	(58,999)	(285,189)	(1,162,427)
Loans and Other Financing	(3,111,291)	(797,000)	(1,587,429)
Other Debt Securities	(131,767)	(76,305)
Current Income Tax Assets		(4,040)
Equity Investments in Associates and Joint Ventures	(59,793,267)	(73,435,294)	(11,680,073)
Other Non-financialAssets	5	(6,539)	85,185
Non-current Assets Held for Sale			258,602
TOTAL ASSETS	(63,489,580)	(75,083,812)	(15,951,588)
Liabilities
Deposits	(1,348,503)	(229,612)	(482,911)
Liabilities at fair value through Profit or Loss	(540,807)
Derivative Financial Instruments		(17,183)	(200,917)
Other Financial Liabilities	(1,197,643)	(696,125)	(874,669)
Loans from the Argentine Central Bank and Other Financial Institutions		(699)	(355,045)
Debt Securities	(523,372)	(341,125)	(1,375,576)
Liabilities for Insurance Contracts	(43,295)	(34,704)	(75,273)
Other Non-financialLiabilities	(26,827)	689,233	(223,599)
TOTAL LIABILITIES	$ (3,680,447)	$ (630,215)	$ (3,587,990)